ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	May 14, 2010	Sep. 30, 2012	Sep. 30, 2011	Nov. 06, 2012 Maximum [Member]	Nov. 06, 2012 Minimum [Member]
Equity Issuance, Per Share Amount	$ 4.00
Stock Issued During Period, Shares, Issued for Cash	4,000,000
Stock Issued During Period, Value, Issued for Cash	$ 14,500,000
Entity Incorporation, Date Of Incorporation		Oct. 27, 2009
Entity Incorporation, State Country Name		British Virgin Islands
Ordinary share, shares issued		1,405,000	1,405,000	14,050,000	1,405,000